Income taxes - Reconciliation to Statutory Tax Rate Parenthetical (Detail)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Additional details on Income taxes [line items]
Global Minimum Corporate Tax Rate	15.00%
Average effective tax rate	20.60%	18.20%
Top of range [member]
Additional details on Income taxes [line items]
Average effective tax rate	1.40%